Note 14 - Financial Instruments (Details Textual) - CAD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 1,127,418	$ 191,290	$ 697,984	$ 442,489	$ 64,533	$ 233,843
Current Trade and Grants Receivable	983,235			838,502
Current prepayments and other receivable	131,795			121,603
Total current liabilities	463,372			$ 686,068
Currency risk [member]
Statement Line Items [Line Items]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	76,990	59,513
Liquidity risk [member]
Statement Line Items [Line Items]
Total cash and cash equivalents	1,127,418
Current Trade and Grants Receivable	983,235
Current prepayments and other receivable	131,795
Total current liabilities	463,372
Credit risk [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 983,235	$ 1,049,433